Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of earnings from continuing operations before income taxes are as follows:

	Year Ended December 31
	2016	2015	2014
Domestic	$267.7	$254.2	$142.1
Foreign	219.4	195.6	153.4
	$487.1	$449.8	$295.5

Income tax expense from continuing operations is comprised of the following components:

	Year Ended December 31
	2016	2015	2014
Current
Federal	$55.7	$63.1	$38.4
State and local	4.1	7.6	3.3
Foreign	42.5	40.0	29.8
	102.3	110.7	71.5
Deferred
Federal	13.1	9.6	(6.1)
State and local	2.3	.1	2.1
Foreign	2.3	1.4	2.8
	17.7	11.1	(1.2)
	$120.0	$121.8	$70.3

Income tax expense from continuing operations, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	.9	1.6	1.0
Tax effect of foreign operations	(6.0)	(5.8)	(7.5)
Deferred tax on undistributed foreign earnings	.5	(1.0)	.4
Stock-based compensation	(3.4)	—	—
Change in valuation allowance	.2	—	.2
Change in uncertain tax positions, net	(.6)	(.5)	(.6)
Domestic production activities deduction	(1.2)	(1.2)	(3.4)
Other permanent differences, net	(.6)	(1.0)	(.7)
Other, net	(.2)	—	(.6)
Effective tax rate	24.6%	27.1%	23.8%

For all periods presented, the tax rate benefited from income earned in various foreign jurisdictions at rates lower than the U.S. federal statutory rate, primarily related to China, Croatia, and Luxembourg. Other significant items impacting each year's tax rate are:

•
2016: We recognized net tax benefits totaling $21.4, including a tax benefit related to stock-based compensation from the first quarter adoption of ASU 2016-09, "Improvements to Employee Share-Based Payment Accounting".

•
2015: We recognized net tax benefits totaling $9.4, including a reduction in deferred taxes on undistributed foreign earnings associated with a planned reinvestment in China, and a deferred tax benefit related to our Australian operations.

•
2014: We recognized net tax benefits totaling $10.9, primarily related to additional Domestic Production Activities Deductions for the current and prior years, incremental deferred foreign tax credits, and net favorable provision-to-return adjustments related to prior year taxes.

Prior to the adoption of ASU 2016-09 discussed above, all net excess tax benefits related to stock plan activity were recorded to additional contributed capital, which totaled $15.4 and $10.1 in 2015 and 2014, respectively.

We file tax returns in each jurisdiction where we are required to do so. In these jurisdictions, a statute of limitations period exists. After a statute period expires, the tax authorities can no longer assess additional income tax for the expired period. In addition, once the statute expires we are no longer eligible to file claims for refund for any tax that we may have overpaid.

Unrecognized Tax Benefits

The total amount of our gross unrecognized tax benefits at December 31, 2016, is $16.7, of which $9.7 would impact our effective tax rate, if recognized. A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2016	2015	2014
Gross unrecognized tax benefits, January 1	$15.5	$19.8	$24.4
Gross increases—tax positions in prior periods	.3	.3	.1
Gross decreases—tax positions in prior periods	(1.0)	(.5)	(2.4)
Gross increases—current period tax positions	1.1	1.3	1.3
Change due to exchange rate fluctuations	—	(1.3)	(1.0)
Settlements	(.9)	(1.5)	(.6)
Lapse of statute of limitations	(2.9)	(2.6)	(2.0)
Gross unrecognized tax benefits, December 31	12.1	15.5	19.8
Interest	4.0	6.0	7.6
Penalties	.6	.6	.8
Total gross unrecognized tax benefits, December 31	$16.7	$22.1	$28.2

We recognize interest and penalties related to unrecognized tax benefits as part of income tax expense in the Consolidated Statements of Operations, which is consistent with prior reporting periods.

As of December 31, 2016, four tax years were subject to audit by the United States Internal Revenue Service (IRS), covering the years 2013 through 2016. In 2015, the IRS examined our 2013 tax return for a U.S. non-consolidated filing entity, L&P Financial Services Co., and the audit was concluded with no adjustments. There are no current IRS examinations in process nor are we aware of any forthcoming.

Additionally, at December 31, 2016, eight tax years were either subject to or undergoing audit by the Canada Revenue Agency, covering the periods 2009 through 2016. The examinations in process are at various stages of completion, but to date we are not aware of any likely material adjustments. In 2016, we settled an appeal with the Canada Revenue Agency relative to our 2007 and 2008 tax years related to transfer pricing issues. The net impact of this settlement on our financial statements was not material.

Various state and other foreign jurisdiction tax years also remain open to examination, though we believe any assessments would not be material to our Consolidated Financial Statements.

It is reasonably possible that the resolution of certain tax audits could reduce our unrecognized tax benefits within the next 12 months, as certain tax positions may either be sustained on audit or we may agree to certain adjustments, or resulting from the expiration of statutes of limitations in various jurisdictions. It is not expected that any change would have a material impact on our Consolidated Financial Statements.

Deferred Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2016		2015
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$5.9	$(57.3)	$6.9	$(54.3)
Inventories	3.3	(22.1)	2.8	(26.5)
Accrued expenses	93.3	(.3)	96.8	—
Net operating losses and other tax carryforwards	48.2	—	57.2	—
Pension cost and other post-retirement benefits	31.4	(.9)	33.6	(.9)
Subsidiary stock basis	—	—	2.0	—
Intangible assets	1.1	(107.6)	1.2	(107.3)
Derivative financial instruments	9.9	(1.7)	14.0	(1.7)
Tax on undistributed earnings	—	(9.2)	—	(6.9)
Uncertain tax positions	5.3	—	7.1	—
Other	2.9	(9.7)	5.0	(7.7)
Gross deferred tax assets (liabilities)	201.3	(208.8)	226.6	(205.3)
Valuation allowance	(22.9)	—	(26.6)	—
Total deferred taxes	$178.4	$(208.8)	$200.0	$(205.3)
Net deferred tax (liability) asset		$(30.4)		$(5.3)

The net decrease in our net operating losses and other tax carryforwards in 2016 primarily relates to anticipated utilization of Canadian net operating losses we expect on our tax return filing. All changes in other Deferred Income Tax categories are not material.

The valuation allowance primarily relates to net operating loss, tax credit, and capital loss carryforwards for which utilization is uncertain. Cumulative tax losses in certain state and foreign jurisdictions during recent years, limited carryforward periods in certain jurisdictions, future reversals of existing taxable temporary differences, and reasonable tax planning strategies were among the factors considered in determining the valuation allowance. Individually, none of these tax carryforwards presents a material exposure.

These tax carryforwards have expiration dates that vary generally over the next 20 years, with no amount greater than $10 expiring in any one year.

Deferred income and withholding taxes have been provided on earnings of our foreign subsidiaries to the extent it is anticipated that the earnings will be remitted in the future as dividends. The tax effect of most distributions would be significantly offset by available foreign tax credits. Although withholding taxes would be due on dividends from certain of our China subsidiaries to their non-U.S. parent, a subsidiary of the U.S. company, the earnings are still permanently reinvested outside the U.S. and are included in the undistributed earnings and incremental taxes discussed below. As of December 31, 2016 and 2015, we have accrued $9.2 and $6.9, respectively, of deferred taxes related to incremental withholding taxes in China.

Deferred income taxes and withholding taxes have not been provided on certain foreign earnings which are indefinitely reinvested outside the U.S. The cumulative undistributed earnings which are indefinitely reinvested as of December 31, 2016, are $762.8. If such earnings were taxable in the U.S., we estimate that the resulting incremental tax expense would be approximately $131.2 based on present income tax laws, which are subject to change. In 2016, the foreign earnings we repatriated were immaterial, and resulted in no significant net tax benefit or cost.

Deferred tax assets (liabilities) included in the consolidated balance sheets are as follows:

	December 31
	2016	2015
Sundry	$23.9	$33.3
Deferred income taxes	(54.3)	(38.6)
	$(30.4)	$(5.3)